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Semi-Annual Report

March 31, 2001

Mercury
Target Select Equity
Fund, Inc.

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
Terry K. Glenn, Director and Executive Vice President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Allan J. Oster, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


           March 31, 2001 (2) Mercury Target Select Equity Fund, Inc.

DEAR SHAREHOLDER

We are pleased to provide you with this first semi-annual report for Mercury Target Select Equity Fund, Inc. The Fund's investment objective is to seek long-term capital appreciation by investing in a non-diversified portfolio of US and foreign common stocks and other equity securities.

Since inception (December 14, 2001) through March 31, 2001, Mercury Target Select Equity Fund Inc.'s Class A, Class B and Class C Shares had total returns of -29.60%, -29.70% and -29.70%, respectively. The Fund's Class I Shares had a total return of +52.37% for the period December 31, 1997 (the inception date of a predecessor fund) to March 31, 2001. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.) The Fund underperformed its benchmark, the unmanaged Russell 3000 Index, which had a total return of -20.07% for the period December 14, 2000 to March 31, 2001.

Fund Structure

The Fund invests all of its assets in Class I Shares of Target Select Equity Fund portfolio of the Alpha Select Funds, which has the same investment objective, policies and strategies as the Fund. The Fund underwent some structural changes as voted and approved by shareholders on October 19, 2000. The Target Select Equity Fund was reorganized from the TIP Funds Trust to the Alpha Select Trust on November 1, 2000. Additional items approved by shareholders in connection with the reorganization included changing the benchmark from the unmanaged Standard & Poor's 500 Index to the unmanaged Russell 3000 Index, electing Concentrated Capital Management, LP the investment adviser and adding some new and different sub-advisers, and implementing a performance-based advisory fee.

Mercury Target Select Equity Fund continues to pursue a multi-manager approach through the use of its sub-advisers. Each firm continues to manage a relatively concentrated portfolio. This approach allows each manager to select its best ideas in a given investment strategy. Additionally, the Fund focuses on combining different investment styles in an attempt to mitigate the additional volatility associated with concentrated stock selection.

Turner Investment Partners, Inc. continues to manage an all-capitalization, earnings momentum growth strategy. The two new sub-advisers are Evergreen Investment Management Company and Mercury Advisors. Evergreen was hired to manage a mid-large capitalization growth strategy. Mercury was hired to run two distinct strategies, an all-capitalization value strategy and a global strategy focusing on small-capitalization stocks.


           March 31, 2001 (3) Mercury Target Select Equity Fund, Inc.

Turner was managing the vast majority of the Fund's assets prior to the reorganization. During the last six months, all new cash flow has been directed to the new sub-advisers in an effort to establish a relatively equal weighting among the sub-advisers. Currently, none of the sub-advisers is managing more than 40% or less than 15% of the Fund's total assets.

Investment Environment

The six-month period ended March 31, 2001 was a very difficult time for equity markets in general and for growth stocks in particular. The Fund was heavily weighted toward growth stocks, particularly technology stocks, for the period. This led to the Fund's significant underperformance compared to the Russell 3000 Index. The concentrated nature of each sub-adviser's portion of the overall portfolio, an approach that helped the Fund tremendously in the past, detracted from performance during the last six months, with the growth components having the most severe impact on performance. However, the global small cap strategy and the Fund's continued exposure to value stocks, helped buoy the Fund somewhat during the sell-off in growth stocks.

We know that running concentrated portfolios can lead to significant volatility around the benchmark. While our desire is to reduce that effect with different styles managed by various sub-advisers, there are times when the market will run against us. The last six months was clearly one of those periods. Over longer time periods, we believe the Fund's strategy of multiple-manager, concentrated portfolios is sound and that Mercury Target Select Equity Fund will be in a position to generate relative value.

In Conclusion

We thank you for your investment in Mercury Target Select Equity Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey M. Peek

Jeffrey M. Peek
Director and President
Mercury Funds, Inc.

May 10, 2001


           March 31, 2001 (4) Mercury Target Select Equity Fund, Inc.

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

The performance results presented are those of Mercury Target Select Equity Fund and, prior to January 1, 2001, a predecessor fund investing in the same underlying portfolio. Performance results after January 1, 2001 include the actual operating expenses of Mercury Target Select Equity Fund. Performance results reflect the current fees of Mercury Target Select Equity Fund. Performance results prior to January 1, 2001 reflect the operating expenses of the predecessor fund. If Mercury Target Select Equity Fund's expenses were reflected, the results may have been less than those shown.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


           March 31, 2001 (5) Mercury Target Select Equity Fund, Inc.

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                              % Return             % Return
                                            Without Sales         With Sales
Class I Shares*                                Charge              Charge**
--------------------------------------------------------------------------------
One year ended 3/31/01                        -53.99%               -56.40%
--------------------------------------------------------------------------------
Inception (12/31/97) through 3/31/01          +13.85                +11.97
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                              % Return             % Return
                                            Without Sales         With Sales
Class A Shares*                                Charge              Charge**
--------------------------------------------------------------------------------
One year ended 3/31/01                        -54.05%               -56.47%
--------------------------------------------------------------------------------
Inception (12/31/97) through 3/31/01          +13.79                +11.91
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                              % Return             % Return
                                               Without               With
Class B Shares*                                 CDSC                CDSC**
--------------------------------------------------------------------------------
One year ended 3/31/01                        -54.12%               -54.15%
--------------------------------------------------------------------------------
Inception (12/31/97) through 3/31/01          +13.73                +13.73
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

                                              % Return             % Return
                                               Without               With
Class C Shares*                                 CDSC                CDSC**
--------------------------------------------------------------------------------
One year ended 3/31/01                        -54.07%               -54.08%
--------------------------------------------------------------------------------
Inception (12/31/97) through 3/31/01          +13.77                +13.77
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                                6 Month          12 Month       Since Inception
As of March 31, 2001         Total Return      Total Return      Total Return
--------------------------------------------------------------------------------
Class I                        -53.13%           -53.99%            +52.37%
--------------------------------------------------------------------------------
Class A                        -53.20            -54.05             +52.14
--------------------------------------------------------------------------------
Class B                        -53.27            -54.12             +51.92
--------------------------------------------------------------------------------
Class C                        -53.22            -54.07             +52.08
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. Since inception total returns are from 12/31/97.


           March 31, 2001 (6) Mercury Target Select Equity Fund, Inc.

SCHEDULE OF INVESTMENTS

MERCURY TARGET SELECT EQUITY FUND, INC.

                                                                In US Dollars
                                                                -------------
Investments                                  Shares Held            Value
--------------------------------------------------------------------------------

EQUITY FUNDS--97.2%
================================================================================
Target Select Equity Fund (Class I)            35,833              $274,122
--------------------------------------------------------------------------------
Total Investments in Equity Funds (Cost--$356,991)--97.2%           274,122
--------------------------------------------------------------------------------
Total Investments (Cost--$356,991)--97.2%                           274,122
Other Assets Less Liabilities--2.8%                                   7,968
                                                                   --------
Net Assets--100.0%                                                 $282,090
                                                                   ========
--------------------------------------------------------------------------------

See Notes to Financial Statements.


           March 31, 2001 (7) Mercury Target Select Equity Fund, Inc.

STATEMENT OF ASSETS
AND LIABILITIES

As of March 31, 2001

MERCURY TARGET SELECT EQUITY FUND, INC.
=============================================================================================================
Assets:

Investments, at value (identified cost--$356,991)                                                  $ 274,122
Receivables:
  Investment adviser                                                            $ 74,586
  Capital shares sold                                                              5,000              79,586
                                                                                --------
Prepaid registration fees and other assets                                                             7,096
                                                                                                   ---------
Total assets                                                                                         360,804
                                                                                                   ---------
------------------------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                                             5,000
  Distributor                                                                        149               5,149
                                                                                --------
Accrued expenses and other liabilities                                                                73,565
                                                                                                   ---------
Total liabilities                                                                                     78,714
                                                                                                   ---------
------------------------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                                         $ 282,090
                                                                                                   =========
------------------------------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                                $       0
Class A Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                                        1
Class B Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                                        2
Class C Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                                        1
Paid-in capital in excess of par                                                                     365,927
Accumulated investment loss--net                                                                        (769)
Accumulated realized capital losses on investments--net                                                 (203)
Unrealized depreciation on investments--net                                                          (82,869)
                                                                                                   ---------
Net assets                                                                                         $ 282,090
                                                                                                   =========
------------------------------------------------------------------------------------------------------------

Net Asset Value:

Class I -- Based on net assets of $19,124 and 2,712 shares outstanding                             $    7.05
                                                                                                   =========
Class A -- Based on net assets of $69,687 and 9,893 shares outstanding                             $    7.04
                                                                                                   =========
Class B -- Based on net assets of $145,471 and 20,691 shares outstanding                           $    7.03
                                                                                                   =========
Class C -- Based on net assets of $47,808 and 6,800 shares outstanding                             $    7.03
                                                                                                   =========
------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


           March 31, 2001 (8) Mercury Target Select Equity Fund, Inc.

STATEMENT OF OPERATIONS

For the Period December 14, 2000+ to March 31, 2001

MERCURY TARGET SELECT EQUITY FUND, INC.
=============================================================================================================
Investment Income:

Total income                                                                                       $       --
                                                                                                   ----------
-------------------------------------------------------------------------------------------------------------

Expenses:

Offering costs                                                                  $ 33,078
Registration fees                                                                 19,155
Accounting services                                                               13,193
Directors' fees and expenses                                                       4,096
Transfer agent fees--Class B                                                       1,500
Transfer agent fees--Class A                                                         976
Custodian fees                                                                       757
Transfer agent fees--Class C                                                         744
Printing and shareholder reports                                                     673
Transfer agent fees--Class I                                                         564
Account maintenance and distribution fees--Class B                                   254
Account maintenance and distribution fees--Class C                                   108
Account maintenance fees--Class A                                                     55
Other                                                                                202
                                                                                --------
Total expenses before reimbursement                                               75,355
Reimbursement of expenses                                                        (74,586)
                                                                                --------
Total expenses after reimbursement                                                                        769
                                                                                                   ----------
Investment loss--net                                                                                     (769)
                                                                                                   ----------
-------------------------------------------------------------------------------------------------------------

Realized & Unrealized Loss on Investments--Net:

Realized loss on investments--net                                                                        (203)
Unrealized depreciation on investments--net                                                           (82,869)
                                                                                                   ----------
Net Decrease in Net Assets Resulting from Operations                                               $  (83,841)
                                                                                                   ==========
-------------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


           March 31, 2001 (9) Mercury Target Select Equity Fund, Inc.

STATEMENT OF CHANGES
IN NET ASSETS

For the Period December 14, 2000+ to March 31, 2001

  MERCURY TARGET SELECT EQUITY FUND, INC.
  ===================================================================================

  Increase (Decrease) in Net Assets:
  -----------------------------------------------------------------------------------
  Operations:

  Investment loss--net                                                      $    (769)
  Realized loss on investments--net                                              (203)
  Unrealized depreciation on investments--net                                 (82,869)
                                                                            ---------
  Net decrease in net assets resulting from operations                        (83,841)
                                                                            ---------
  -----------------------------------------------------------------------------------

  Capital Share Transactions:

  Net increase in net assets derived from capital share transactions          265,931
                                                                            ---------
  -----------------------------------------------------------------------------------

  Net Assets:

  Total increase in net assets                                                182,090
  Beginning of period                                                         100,000
                                                                            ---------
  End of period*                                                            $ 282,090
                                                                            =========
  -----------------------------------------------------------------------------------
* Accumulated investment loss--net                                          $    (769)
                                                                            =========
  -----------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


           March 31, 2001 (10) Mercury Target Select Equity Fund, Inc.

FINANCIAL HIGHLIGHTS

MERCURY TARGET SELECT EQUITY FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.

                                                        For the Period Dec. 14, 2000+
                                                             to March 31, 2001
                                                        -----------------------------
Increase (Decrease) in Net Asset Value:                 Class I               Class A
-------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                    $ 10.00               $ 10.00
                                                        -----------------------------
Investment loss--net                                       (.02)                 (.01)
Realized and unrealized loss on investments--net          (2.93)                (2.95)
                                                        -----------------------------
Total from investment operations                          (2.95)                (2.96)
                                                        -----------------------------
Net asset value, end of period                          $  7.05               $  7.04
                                                        =============================
-------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                       52.37%***            (29.60%)++
                                                        =============================
-------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                             .60%*                 .94%*
                                                        =============================
Expenses                                                128.63%*              128.18%*
                                                        =============================
Investment loss--net                                      (.60%)*               (.94%)*
                                                        =============================
-------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                $    19               $    70
                                                        =============================
Portfolio turnover                                       61.81%                61.81%
                                                        =============================
-------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
*** Total return shown is from 12/31/97 to 3/31/01. Performance results are those of Mercury Target Select Equity Fund, Inc. and prior to January 1, 2001, a predecessor fund investing in the same underlying portfolio.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.


           March 31, 2001 (11) Mercury Target Select Equity Fund, Inc.

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY TARGET SELECT EQUITY FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.

                                                        For the Period Dec. 14, 2000+
                                                             to March 31, 2001
                                                        -----------------------------
Increase (Decrease) in Net Asset Value:                 Class B               Class C
-------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                    $ 10.00               $ 10.00
                                                        -----------------------------
Investment loss--net                                       (.02)                 (.03)
Realized and unrealized loss on investments--net          (2.95)                (2.94)
                                                        -----------------------------
Total from investment operations                          (2.97)                (2.97)
                                                        -----------------------------
Net asset value, end of period                          $  7.03               $  7.03
                                                        =============================
-------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                      (29.70%)++            (29.70%)++
                                                        =============================
-------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                            1.60%*                1.61%*
                                                        =============================
Expenses                                                128.04%*              128.70%*
                                                        =============================
Investment loss--net                                     (1.60%)*              (1.61%)*
                                                        =============================
-------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                $   145               $    48
                                                        =============================
Portfolio turnover                                       61.81%                61.81%
                                                        =============================
-------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.


           March 31, 2001 (12) Mercury Target Select Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

MERCURY TARGET SELECT EQUITY FUND, INC.

(1)   Significant Accounting Policies:

      Mercury Target Select Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund will seek to achieve its investment objective by investing all of its assets in Class I Shares of the Target Select Equity Fund portfolio (the "Portfolio") of the Alpha Select Funds (the "Trust"), which has the same investment objective as the Fund. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Prior to commencement of operations on December 14, 2000, the Funds had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of each Fund on October 18, 2000 to Fund Asset Management, L.P. ("FAM"), for $100,000. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The principal assets of the Fund will normally be its interest in the Portfolio, which will be valued at its net asset value. Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of


           March 31, 2001 (13) Mercury Target Select Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Fund's Board of Directors.

      (b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

      o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

      o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such


           March 31, 2001 (14) Mercury Target Select Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

      (d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income, including dividend income and capital gain distributions from the Portfolio, if any, are recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund will adopt the provisions to amortize all premiums and discounts on debt securities effective October 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on debt securities held as of September 30, 2001.

      (e) Expenses--Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Portfolio. The Fund indirectly bears its proportional share of the fees and expenses of the Portfolio in which it invests. Accordingly, the Fund's investment return will be net of both the fees and expenses of the Portfolio and the expenses attributable to the Fund.

      (f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.


           March 31, 2001 (15) Mercury Target Select Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(2)   Stand-By Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into a Stand-By Advisory Agreement with Mercury Advisors ("Mercury"). The general partner of Mercury is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury will render advisory services and be entitled to receive advisory fees only in the event that the Fund becomes a direct investor in portfolio securities. In the event that Mercury is required to provide investment advisory services pursuant to the Stand-By Advisory Agreement, Mercury would receive a fee of 1.0625% of the Fund's average net assets.

      Mercury reimbursed the Fund in the amount of $74,586 for operating expenses.

      The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                   Account          Distribution
                                                Maintenance Fee          Fee
      --------------------------------------------------------------------------
      Class A                                        .35%                --
      --------------------------------------------------------------------------
      Class B                                        .25%               .75%
      --------------------------------------------------------------------------
      Class C                                        .25%               .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Corporation. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the period December 14, 2000 to March 31, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of Class A Shares as follows:

                                                    FAMD             MLPF&S
      --------------------------------------------------------------------------
      Class A                                       $ 72             $1,125
      --------------------------------------------------------------------------


           March 31, 2001 (16) Mercury Target Select Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services were provided to the Fund by Mercury through December 31, 2000. Up to this date, the Fund reimbursed Mercury $3,502 for these services. As of January 1, 2001, accounting services are provided for the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse Mercury for the cost of certain additional accounting services.

      Certain officers and/or directors of the Fund are officers and/or directors of Mercury, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the period December 14, 2000 to March 31, 2001 were $457,337 and $100,143, respectively.

      Net realized losses for the period December 14, 2000 to March 31, 2001 and net unrealized losses as of March 31, 2001 were as follows:

                                                 Realized           Unrealized
                                                  Losses              Losses
      ------------------------------------------------------------------------
      Long-term investments                        $(203)             $(82,869)
      ------------------------------------------------------------------------
      Total                                        $(203)             $(82,869)
      ------------------------------------------------------------------------

      As of March 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $82,869, all of which related to depreciated securities. The aggregate cost of investments at March 31, 2001 for Federal income tax purposes was $356,991.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $265,931 for the period December 14, 2000 to March 31, 2001.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Period
      December 14, 2000+ to March 31, 2001         Shares        Dollar Amount
      ------------------------------------------------------------------------
      Shares sold                                    212             $   2,020
                                              --------------------------------
      Net increase                                   212             $   2,020
                                              ================================
      ------------------------------------------------------------------------

+ Prior to December 14, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.


           March 31, 2001 (17) Mercury Target Select Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

  Class A Shares for the Period
  December 14, 2000+ to March 31, 2001       Shares            Dollar Amount
  --------------------------------------------------------------------------
  Shares sold                                  7,393               $  68,537
                                          ----------------------------------
  Net increase                                 7,393               $  68,537
                                          ==================================
  --------------------------------------------------------------------------

+ Prior to December 14, 2000 (commencement of operations), the Fund issued
  2,500 shares to Mercury for $25,000.

  Class B Shares for the Period
  December 14, 2000+ to March 31, 2001       Shares            Dollar Amount
  --------------------------------------------------------------------------
  Shares sold                                 18,191               $ 157,469
                                          ----------------------------------
  Net increase                                18,191               $ 157,469
                                          ==================================
  --------------------------------------------------------------------------

+ Prior to December 14, 2000 (commencement of operations), the Fund issued
  2,500 shares to Mercury for $25,000.

  Class C Shares for the Period
  December 14, 2000+ to March 31, 2001       Shares            Dollar Amount
  --------------------------------------------------------------------------
  Shares sold                                  4,300               $  37,905
                                          ----------------------------------
  Net increase                                 4,300               $  37,905
                                          ==================================
  --------------------------------------------------------------------------

+ Prior to December 14, 2000 (commencement of operations), the Fund issued
  2,500 shares to Mercury for $25,000.


           March 31, 2001 (18) Mercury Target Select Equity Fund, Inc.

STATEMENT OF NET ASSETS
(UNAUDITED)

TARGET SELECT EQUITY FUND OF ALPHA SELECT FUNDS

                                                                                               Market Value
Industries                                Investments                              Shares          (000)
-----------------------------------------------------------------------------------------------------------

COMMON STOCKS--78.0%
===========================================================================================================
Activities Related          Ahina Resources Beijing Land (HK)                       9,000      $          2
to Real Estate--0.2%        Henderson China Holdings (HK)                           4,500                 2
                                                                                               ------------
                                                                                                          4
-----------------------------------------------------------------------------------------------------------
Administration of           Waste Management                                        1,680                42
Environmental Quality
Programming--2.0%
-----------------------------------------------------------------------------------------------------------
Agriculture,                Caterpillar                                               200                 9
Construction &              Cooper Cameron*                                           300                16
Mining Machinery            Grant Prideco*                                            700                12
Manufacturing--2.5%         National-Oilwell*                                         500                17
                                                                                               ------------
                                                                                                         54
-----------------------------------------------------------------------------------------------------------
Architectural,              Leica Geosystems* (CH)                                     30                 7
Engineering &
Related Services--0.3%
-----------------------------------------------------------------------------------------------------------
Basic Chemical              Du Pont (E.I.) de Nemours                                 300                12
Manufacturing--0.6%
-----------------------------------------------------------------------------------------------------------
Boiler, Tank &              Crown Cork & Seal                                         300                 1
Shipping Container
Manufacturing--0.0%
-----------------------------------------------------------------------------------------------------------
Building Material &         Home Depot                                                750                32
Supplies Dealers--1.5%
-----------------------------------------------------------------------------------------------------------
Cable Networks &            Comcast, Cl A*                                            550                23
Program                     Primacom ADR* (DE)                                        700                 5
Distribution--1.9%          USA Networks*                                             550                13
                                                                                               ------------
                                                                                                         41
-----------------------------------------------------------------------------------------------------------
Cigarette                   Hanjaya Mandala Sampoerna Tbk PT (ID)                   2,000                 2
Manufacturing--0.1%
-----------------------------------------------------------------------------------------------------------
Clothing Stores--0.7%       Billabong International Limited (AU)                    2,800                 7
                            Intimate Brands                                           550                 8
                                                                                               ------------
                                                                                                         15
-----------------------------------------------------------------------------------------------------------
Communications              Lucent Technologies                                     1,300                13
Equipment                   Motorola                                                  700                10
Manufacturing--2.7%         Netro*                                                    400                 2
                            Qualcomm*                                                 590                33
                            WinStar Communications*                                   100                --
                                                                                               ------------
                                                                                                         58
-----------------------------------------------------------------------------------------------------------


           March 31, 2001 (19) Mercury Target Select Equity Fund, Inc.

                                                                                               Market Value
Industries                                Investments                              Shares          (000)
-----------------------------------------------------------------------------------------------------------

COMMON STOCKS (continued)
===========================================================================================================
Computer & Peripheral       Compaq Computer                                           550      $         10
Equipment                   Dell Computer*                                          1,140                29
Manufacturing--3.6%         Electronics for Imaging*                                  850                21
                            International Business Machines                           100                10
                            Palm*                                                     900                 8
                                                                                               ------------
                                                                                                         78
-----------------------------------------------------------------------------------------------------------
Computer Systems            3Com*                                                   1,500                 9
Design & Related            Cadence Design Systems*                                   950                18
Services--4.7%              Novell*                                                 1,000                 5
                            Optimal Robotics (CA)*                                    300                 8
                            Parametric Technology*                                  1,800                16
                            Peregrine Systems*                                      1,500                29
                            Travelsky Technology Limited, Cl H* (CN)                4,000                 3
                            Turnstone Systems*                                        600                 5
                            Unisys*                                                   600                 8
                                                                                               ------------
                                                                                                        101
-----------------------------------------------------------------------------------------------------------
Converted Paper             Pactiv*                                                   900                11
Product Manufacturing--
0.5%
-----------------------------------------------------------------------------------------------------------
Crop Production             Southcorp Limited (AU)                                    700                 2
Support Activities--0.1%
-----------------------------------------------------------------------------------------------------------
Cutlery & Handtool          Gillette                                                  550                17
Manufacturing--0.8%
-----------------------------------------------------------------------------------------------------------
Depository Credit           Bank One                                                  200                 7
Intermediation--2.5%        Dime Bancorp                                              300                10
                            FleetBoston Financial                                     400                15
                            JP Morgan Chase                                           200                 9
                            Suntrust Banks                                            200                13
                                                                                               ------------
                                                                                                         54
-----------------------------------------------------------------------------------------------------------
Drugs & Druggists'          Cardinal Health                                           200                19
Sundries Wholesale--
0.9%
-----------------------------------------------------------------------------------------------------------
Electric Lighting           Koninklijke Philips Electronics, NY Shares (NL)           300                 8
Equipment
Manufacturing--0.4%
-----------------------------------------------------------------------------------------------------------
Electric Power              Calpine*                                                  560                31
Generation,
Transmission &
Distribution--1.4%
-----------------------------------------------------------------------------------------------------------
Electronic Shopping &       eBay*                                                   1,230                45
Mail-Order                  PurchasePro.com*                                          350                 3
Houses--2.2%                                                                                   ------------
                                                                                                         48
-----------------------------------------------------------------------------------------------------------


           March 31, 2001 (20) Mercury Target Select Equity Fund, Inc.

                                                                                               Market Value
Industries                                Investments                              Shares          (000)
-----------------------------------------------------------------------------------------------------------

COMMON STOCKS (continued)
===========================================================================================================
Electronics &               Best Buy*                                                 300      $         11
Appliance Stores--0.5%
-----------------------------------------------------------------------------------------------------------
Engine, Turbine &           Capstone Turbine*                                       1,150                33
Power Transmission          Cummins Engine                                            100                 4
Equipment                                                                                      ------------
Manufacturing--1.7%                                                                                      37
-----------------------------------------------------------------------------------------------------------
General Medical &           HCA--The Healthcare                                     1,130                46
Surgical Hospitals--
2.1%
-----------------------------------------------------------------------------------------------------------
Home Furnishings            Pier 1 Imports                                            900                12
Stores--1.1%                Williams-Sonoma*                                          400                11
                                                                                               ------------
                                                                                                         23
-----------------------------------------------------------------------------------------------------------
Industrial Machinery        Lam Research*                                           1,600                38
Manufacturing--3.1%         Novellus Systems*                                         720                29
                                                                                               ------------
                                                                                                         67
-----------------------------------------------------------------------------------------------------------
Information                 AOL Time Warner*                                          810                33
Services--1.7%              Homestore.com*                                            100                 2
                            QS Communications* (DE)                                   300                 1
                                                                                               ------------
                                                                                                         36
-----------------------------------------------------------------------------------------------------------
Insurance                   ACE Limited (BA)                                          250                 9
Carriers--1.5%              Everest Re Group Limited (BA)                             130                 9
                            Partner Re Limited (BA)                                   130                 6
                            Protective Life                                           300                 9
                                                                                               ------------
                                                                                                         33
-----------------------------------------------------------------------------------------------------------
Limited-Service             McDonald's                                                300                 8
Eating Places--0.4%
-----------------------------------------------------------------------------------------------------------
Management of               Jazztel* (GB)                                             200                 2
Companies &
Enterprises--0.1%
-----------------------------------------------------------------------------------------------------------
Management,                 Corporate Executive Board*                                200                 6
Science & Technology        Gartner, Cl A*                                            200                 1
Consulting Services--       Mayne Nickless Limited (AU)                             3,000                 9
0.7%                                                                                           ------------
                                                                                                         16
-----------------------------------------------------------------------------------------------------------
Medical Equipment &         Boston Scientific*                                        600                12
Supplies
Manufacturing--0.6%
-----------------------------------------------------------------------------------------------------------
Mining Support              Diamond Offshore Drilling                                 450                18
Activities--2.1%            Rowan*                                                    450                12
                            Santa Fe International                                    500                16
                                                                                               ------------
                                                                                                         46
-----------------------------------------------------------------------------------------------------------


           March 31, 2001 (21) Mercury Target Select Equity Fund, Inc.

                                                                                               Market Value
Industries                                Investments                              Shares          (000)
-----------------------------------------------------------------------------------------------------------

COMMON STOCKS (continued)
===========================================================================================================
Motion Picture &            AT&T--Liberty Media, Cl A*                                300      $          4
Video Industries--2.1%      Clear Channel Communications*                             750                41
                                                                                               ------------
                                                                                                         45
-----------------------------------------------------------------------------------------------------------
Motor Vehicle               Brilliance China Automotive ADR (HK)                      100                 3
Manufacturing--0.2%         Qingling Motors, Cl H (CN)                             14,000                 2
                                                                                               ------------
                                                                                                          5
-----------------------------------------------------------------------------------------------------------
Motor Vehicle Parts         Dana                                                      200                 3
Manufacturing--0.6%         Delphi Automotive Systems                                 600                 9
                                                                                               ------------
                                                                                                         12
-----------------------------------------------------------------------------------------------------------
Navigational/               Medtronic                                                 400                18
Measuring/                  SCI Systems*                                              550                10
Electromedical/             Techem* (DE)                                               45                 1
Control Instruments                                                                            ------------
Manufacturing--1.4%                                                                                      29
-----------------------------------------------------------------------------------------------------------
Newspaper/Periodical/       Belo, Cl A                                              1,000                17
Book/Database               Tribune                                                   300                12
Publishers--1.4%                                                                               ------------
                                                                                                         29
-----------------------------------------------------------------------------------------------------------
Office Furniture            Furniture Brands International*                           500                12
(including Fixtures)
Manufacturing--0.6%
-----------------------------------------------------------------------------------------------------------
Other Financial             Schroders (GB)                                            100                 2
Investment
Activities--0.1%
-----------------------------------------------------------------------------------------------------------
Other Food                  Cerebos Pacific Limited (SG)                            4,000                 6
Manufacturing--0.3%
-----------------------------------------------------------------------------------------------------------
Other Personal              Cendant*                                                2,240                33
Services--1.5%
-----------------------------------------------------------------------------------------------------------
Other Special Trade         Textron                                                   200                11
Contractors--0.5%
-----------------------------------------------------------------------------------------------------------
Paper & Paper Product       Boise Cascade                                             500                16
Wholesale--0.7%
-----------------------------------------------------------------------------------------------------------
Petroleum &                 Unocal                                                    300                10
Coal Products
Manufacturing--0.5%
-----------------------------------------------------------------------------------------------------------
Pharmaceutical &            Cell Therapeutics*                                        300                 5
Medicine                    Mylan Laboratories                                        900                23
Manufacturing--1.3%                                                                            ------------
                                                                                                         28
-----------------------------------------------------------------------------------------------------------
Pipeline Transportation     Dynegy, Cl A                                              550                28
of Natural Gas--1.3%
-----------------------------------------------------------------------------------------------------------
Printing & Related          Topps*                                                  1,000                10
Support Activities--0.5%
-----------------------------------------------------------------------------------------------------------


           March 31, 2001 (22) Mercury Target Select Equity Fund, Inc.

                                                                                               Market Value
Industries                                Investments                              Shares          (000)
-----------------------------------------------------------------------------------------------------------

COMMON STOCKS (concluded)
===========================================================================================================
Pulp, Paper &               Georgia-Pacific Group                                     100      $          3
Paperboard Mills--1.1%      International Paper                                       250                 9
                            Sappi Limited ADR (ZA)                                  1,300                11
                                                                                               ------------
                                                                                                         23
-----------------------------------------------------------------------------------------------------------
Radio & Television          Fox Entertainment Group, Cl A*                            450                 9
Broadcasting--0.6%          Sinclair Broadcast Group, Cl A*                           725                 5
                                                                                               ------------
                                                                                                         14
-----------------------------------------------------------------------------------------------------------
Security &                  Goldman Sachs Group                                       320                27
Commodity Contracts         Morgan Stanley Dean Witter                                250                13
Intermediate &                                                                                 ------------
Brokerage--1.9%                                                                                          40
-----------------------------------------------------------------------------------------------------------
Semiconductor &             Advanced Micro Devices*                                   720                19
Other Electronic            Altera*                                                   600                13
Component                   Analog Devices*                                         1,000                36
Manufacturing--8.9%         Benchmark Electronics*                                    200                 4
                            Micron Technology*                                        300                13
                            National Semiconductor*                                   200                 5
                            Nvidia*                                                   750                49
                            Texas Instruments                                       1,130                35
                            Tyco International Limited (BA)                           400                17
                                                                                               ------------
                                                                                                        191
-----------------------------------------------------------------------------------------------------------
Ship & Boat                 Ferretti* (IT)                                          2,000                 7
Building--0.3%
-----------------------------------------------------------------------------------------------------------
Soap, Cleaners &            Clorox                                                    300                 9
Toilet Preparation
Manufacturing--0.4%
-----------------------------------------------------------------------------------------------------------
Software                    BMC Software*                                           1,620                35
Publishers--5.3%            Borland Software*                                       1,000                 7
                            Compuware*                                              2,900                28
                            Microsoft*                                                590                32
                            NETIQ*                                                     75                 1
                            Rational Software*                                        600                11
                                                                                               ------------
                                                                                                        114
-----------------------------------------------------------------------------------------------------------
Sporting Goods              Head, NY Shares* (NL)                                     400                 2
and Supplies
Wholesaling--0.1%
-----------------------------------------------------------------------------------------------------------
Telecommunica-              AT&T                                                      600                13
tions--1.2%                 Price Communications*                                     100                 2
                            Telefonaktiebolaget LM Ericsson ADR (SE)                  400                 2
                            WorldCom*                                                 500                 9
                                                                                               ------------
                                                                                                         26
-----------------------------------------------------------------------------------------------------------
                            Total Common Stocks (Cost $1,803)                                         1,676
-----------------------------------------------------------------------------------------------------------


           March 31, 2001 (23) Mercury Target Select Equity Fund, Inc.

STATEMENT OF NET ASSETS (CONCLUDED)

                                                                                 Face Amount   Market Value
Industries                                Investments                               (000)          (000)
-----------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS
===========================================================================================================
U.S. Government             FNMA, Ser BB 5.172%, 04/05/01                            $281      $        281
Mortgage-Backed
Obligation--13.1%
-----------------------------------------------------------------------------------------------------------
                            Total U.S. Government Mortgage-Backed
                            Obligation (Cost $281)                                                      281
-----------------------------------------------------------------------------------------------------------
Commercial                  General Motors Acceptance Corporation
Paper--4.5%                 5.380%, 04/02/01                                           96                96
-----------------------------------------------------------------------------------------------------------
                            Total Commercial Paper (Cost $96)                                            96
-----------------------------------------------------------------------------------------------------------
Warrants--0.0%              Dime Bancorp*                                             300                --
-----------------------------------------------------------------------------------------------------------
                            Total Warrants (Cost $0)                                                     --
-----------------------------------------------------------------------------------------------------------
                            Total Investments--95.6% (Cost $2,180)                                    2,053
-----------------------------------------------------------------------------------------------------------
Other Assets and            Payable for Investment Securities Purchased                                (193)
Liabilities, Net--4.4%      Receivable for Investment Securities Sold                                   186
                            Receivable Due from Adviser                                                  21
                            Other Assets and Liabilities                                                 81
-----------------------------------------------------------------------------------------------------------
                            Total Other Assets and Liabilities, Net                                      95
-----------------------------------------------------------------------------------------------------------
Net Assets:                 Portfolio Capital (unlimited authorization--no par
                            value) based on 280,727 outstanding shares of
                            beneficial interest                                                       3,833
                            Accumulated Net Investment Loss                                              (6)
                            Accumulated Net Realized Loss on Investments                             (1,552)
                            Net Unrealized Depreciation on Investments                                 (127)
-----------------------------------------------------------------------------------------------------------
                            Total Net Assets--100.0%                                           $      2,148
                                                                                               ============
-----------------------------------------------------------------------------------------------------------
                            Net Asset Value, Offering and Redemption Price
                            Per Share                                                          $       7.65
                                                                                               ============
-----------------------------------------------------------------------------------------------------------

*     Non-income producing security
      ADR--American Depositary Receipt
      Cl--Class
      FNMA--Federal National Mortgage Association
      Ser--Series

      Country Codes:

      AU--Australia
      BA--Bermuda
      CA--Canada
      CH--Switzerland
      CN--China
      DE--Germany
      GB--United Kingdom
      HK--Hong Kong
      ID--Indonesia
      IT--Italy
      NL--Netherlands
      SE--Sweden
      SG--Singapore
      ZA--South Africa
      Amounts designated as "--" are either $0 or have been rounded to $0.


           March 31, 2001 (24) Mercury Target Select Equity Fund, Inc.

At March 31, 2001, country diversification of the Fund was as follows:

                                                               % of       Value
Country Diversification                                     Net Assets    (000)
-------------------------------------------------------------------------------
Foreign Common Stocks
Bermuda                                                         1.9%     $   41
Australia                                                       0.8          18
South Africa                                                    0.5          11
Netherlands                                                     0.5          10
Canada                                                          0.4           8
Germany                                                         0.3           7
Switzerland                                                     0.3           7
Italy                                                           0.3           7
Hong Kong                                                       0.3           7
Singapore                                                       0.3           6
China                                                           0.2           5
United Kingdom                                                  0.2           3
Indonesia                                                       0.1           2
Sweden                                                          0.1           2
                                                          ---------------------
Total Foreign Common Stocks                                     6.2         134
U.S. Common Stocks                                             71.8       1,542
U.S. Government Mortgage-Backed Obligation                     13.1         281
Commercial Paper                                                4.5          96
Warrants                                                         --          --
                                                          ---------------------
Total Investments                                              95.6       2,053
Other Assets and Liabilities, Net                               4.4          95
                                                          ---------------------
Total Net Assets                                              100.0%     $2,148
                                                          =====================
-------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


           March 31, 2001 (25) Mercury Target Select Equity Fund, Inc.

STATEMENT OF OPERATIONS (000)
(UNAUDITED)

For the Period Ended March 31, 2001

TARGET SELECT EQUITY FUND OF ALPHA SELECT FUNDS
===============================================================================
Investment Income:

Interest                                                            $         9
Dividend                                                                      5
                                                                    -----------
Total investment income                                                      14
                                                                    -----------
-------------------------------------------------------------------------------

Expenses:

Administrator fees                                                           33
Investment advisory fees                                                     16
Printing fees                                                                14
Registration fees                                                            13
Transfer agent fees                                                          12
Professional fees                                                            11
Custodian fees                                                                5
Amortization of deferred organizational costs                                 4
Trustee fees                                                                  2
Insurance and other fees                                                      1
                                                                    -----------
Total expenses                                                              111
Less: Investment advisory fee waiver                                        (16)
      Reimbursements by adviser                                             (65)
      Directed brokerage                                                    (10)
                                                                    -----------
Net expenses                                                                 20
                                                                    -----------
Net investment loss                                                          (6)
                                                                    -----------
Net realized loss from securities sold                                   (1,547)
Net unrealized depreciation of investment securities                       (608)
                                                                    -----------
Net realized and unrealized loss on investments                          (2,155)
                                                                    -----------
Net Decrease in Net Assets Resulting from Operations                $    (2,161)
                                                                    ===========
-------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


           March 31, 2001 (26) Mercury Target Select Equity Fund, Inc.

STATEMENT OF CHANGES
IN NET ASSETS (000)

TARGET SELECT EQUITY FUND OF ALPHA SELECT FUNDS
============================================================================================
For the Period Ended March 31, 2001 (Unaudited)
and the Year Ended September 30, 2000                                2001              2000
--------------------------------------------------------------------------------------------
Investment Activities:

Net investment loss                                                $    (6)          $   (19)
Net realized gain/(loss) from securities sold                       (1,547)            1,089
Net unrealized appreciation/(depreciation) of
  investment securities                                               (608)              425
                                                                   -------------------------
Net increase/(decrease) in net assets resulting
  from operations                                                   (2,161)            1,495
                                                                   -------------------------
--------------------------------------------------------------------------------------------

Distributions to Shareholders:

Realized capital gains                                              (1,017)             (640)
                                                                   -------------------------
Total distributions                                                 (1,017)             (640)
                                                                   -------------------------
--------------------------------------------------------------------------------------------

Capital Share Transactions:

Proceeds from shares issued                                            462             2,749
Proceeds from shares issued in lieu of cash distributions              931               624
Cost of shares redeemed                                               (573)           (1,561)
                                                                   -------------------------
Increase in net assets from capital share transactions                 820             1,812
                                                                   -------------------------
Total increase/(decrease) in net assets                             (2,358)            2,667
                                                                   -------------------------
--------------------------------------------------------------------------------------------

Net Assets:

Beginning of year                                                    4,506             1,839
                                                                   -------------------------
End of year                                                        $ 2,148           $ 4,506
                                                                   =========================
--------------------------------------------------------------------------------------------

Shares Issued and Redeemed:

Issued                                                                  45               135
Issued in lieu of cash distributions                                    82                39
Redeemed                                                               (53)              (75)
                                                                   -------------------------
Net increase in capital shares                                          74                99
                                                                   -------------------------
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


           March 31, 2001 (27) Mercury Target Select Equity Fund, Inc.

FINANCIAL HIGHLIGHTS

TARGET SELECT EQUITY FUND OF ALPHA SELECT FUNDS
=====================================================================================================================
For a Share Outstanding Throughout each Period

                                                                  2001(1)*        2000           1999            1998(2)
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                         $   21.84       $   17.17      $   10.34       $   10.00
                                                             --------------------------------------------------------
Net investment loss                                               (.02)           (.06)          (.07)             --
Realized and unrealized gain/(loss) on
  investments                                                    (9.04)          10.74           7.80             .35
                                                             --------------------------------------------------------
Distributions from net investment Income                            --              --             --            (.01)
Distributions from capital gains                                 (5.13)          (6.01)          (.90)             --
Net asset value end of period                                     7.65           21.84          17.17           10.34
                                                             ========================================================
---------------------------------------------------------------------------------------------------------------------

Total Investment Return:

Total return+                                                  (49.13%)         74.45%         80.04%           3.50%
Net assets end of period (000)                               $   2,148       $   4,506      $   1,839       $     966
                                                             ========================================================
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Ratio of net expenses to average net assets++                    1.24%(3)        1.30%          1.30%           1.30%
Ratio of net expenses to average net assets
  (inclusive of waivers and reimbursements)                      1.90%           1.77%          1.30%           1.30%
Ratio of expenses to average net assets
  (excluding waivers and reimbursements)                         7.22%           6.06%         10.19%          18.76%
Ratio of net investment income (loss)
  to average net assets                                         (1.02%)         (1.02%)         (.56%)           .02%
Ratio of net investment income (loss)
  to average net assets (excluding waivers
  and reimbursements)                                           (6.34%)         (5.31%)        (9.45%)        (17.44%)
                                                             ========================================================
---------------------------------------------------------------------------------------------------------------------

Supplemental Data:

Portfolio turnover rate                                        444.86%       1,081.55%      1,279.40%         803.02%
                                                             ========================================================
---------------------------------------------------------------------------------------------------------------------

* For the six-month period ended March 31, 2001 (unaudited). All ratios for the period have been annualized. Per share amounts are based on average outstanding shares.
+     Returns are for the period indicated and have not been annualized.
++    Inclusive of directed brokerage arrangements, waivers, and reimbursements.
(1) On October 19, 2000 shareholders of the TIP Target Select Equity Fund (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the Alpha Select Funds Target Select Equity Fund.
(2) Commenced operations on January 1, 1998. All ratios for the period have been annualized.
(3) On November 1, 2000 the maximum expense cap changed from 1.30% to 1.22%. See note 5 in the Notes to Financial Statements.

      Amounts designated as "--" are either $0 or have been rounded to $0.

      The accompanying notes are an integral part of the financial statements.


           March 31, 2001 (28) Mercury Target Select Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

TARGET SELECT EQUITY FUND OF ALPHA SELECT FUNDS

(1)   Organization:

      Alpha Select Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with one portfolio, the Target Select Equity Fund (the "Fund"). The Fund is registered to offer three separate classes of shares: Class A Shares, Class C Shares and Class I Shares. The Class I Shares are the only active class of shares as of March 31, 2001. The Fund is non-diversified, and may therefore be invested in equity securities of a limited number of issuers. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies.

      On November 1, 2000, the Fund acquired all the assets and liabilities of the TIP Funds' TIP Target Select Equity Fund in a tax-free reorganization.

(2)   Significant Accounting Policies:

      The following is a summary of the significant accounting policies followed by the Fund.

      Security Valuation--Investments in equity securities that are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities listed on a foreign exchange are valued based on quotations from the primary market in which they are traded. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term obligations with maturities of sixty days or less are valued at amortized cost which approximates market value. Subject to the foregoing, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

      Security Transactions and Related Income--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs


           March 31, 2001 (29) Mercury Target Select Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)

      used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

      Net Asset Value Per Share--The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

      Federal Income Taxes--It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

      The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Fund accrues such taxes when the related income is earned.

      Foreign Currency Translation--The books and records of the Fund are maintained in US dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transaction.

      For foreign equity securities, the Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

      The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

      Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty


           March 31, 2001 (30) Mercury Target Select Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)

      enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

      Distributions to Shareholders--Distributions from net investment income are declared and paid to Shareholders annually. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually. Distributions from net investment income and distributions from net realized capital gains are determined in accordance with US Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

      Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

(3)   Transactions with Affiliates:

      Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

(4)   Administration and Distribution Agreements:

      The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services to the Fund for an annual fee of 0.09% of the aggregate average daily net assets of the Fund up to $250 million, 0.07% on the next $250 million, 0.06% on the next $250 million, 0.05% on the next $1.25 billion, and 0.04% of such assets in excess on $2 billion. There is a minimum annual fee of $65,000 for the first class of shares, and $15,000 for each additional class, payable to the Administrator for services rendered to the Fund under the Administration Agreement. The Administrator may, at its sole discretion waive all or a portion of its fees.


           March 31, 2001 (31) Mercury Target Select Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)

      The Target Select Equity Fund has directed certain portfolio trades to brokers who paid a portion of its expenses. For the six-month period ended March 31, 2001, the Fund's expenses were reduced by $10,114 under this arrangement.

      DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

      The Trust and the Distributor are parties to a Distribution Agreement dated April 28, 1996. The Distributor receives no fees for its distribution services relating to its Class I Shares under this agreement.

(5)   Investment Advisory Agreement:

      The Trust and Concentrated Capital Management, LP ("CCM") (the "Adviser") are parties to an Investment Advisory Agreement dated May 23, 2000, under which the Adviser receives an annual fee equal to 1.0625% (1.05% prior to November 1, 2000) of the average daily net assets of the Target Select Equity Fund. The Fund has three Sub-Advisers--Evergreen Investment Management Company, LLP, Mercury Advisors, and Turner Investment Partners, Inc., (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Each Sub-Adviser manages a portion of the Fund's assets, which allocation is determined by the Trustees upon the recommendation of the Adviser. For its services, each of the Sub-Advisers is entitled to receive a fee payable by CCM. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses of the Target Select Equity Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.22% (1.30% prior to November 1, 2000). Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

      The Advisory fee for the Fund is subject to a performance adjustment based on the Fund's performance relative to the performance of its benchmark. If the Fund outperforms its benchmark by 3% or more, CCM will receive higher advisory fees. If the Fund


           March 31, 2001 (32) Mercury Target Select Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)

      underperforms its benchmark by 3% or more, CCM will receive lower advisory fees. Accordingly, the overall fee may vary by 0.15% either way. This performance-based fee will take effect on November 1, 2001.

(6)   Investment Transactions:

      The total cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended March 31, 2001, are as follows (000):

      --------------------------------------------------------------------------
      Purchases                                                         $11,788
      --------------------------------------------------------------------------
      Sales                                                              12,399
      --------------------------------------------------------------------------

      At March 31, 2001, the total cost of securities and net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at March 31, 2001, is as follows (000):

      --------------------------------------------------------------------------
      Aggregate gross unrealized appreciation                          $     55
      Aggregate gross unrealized depreciation                              (182)
                                                                       --------
      Net unrealized depreciation                                      $   (127)
                                                                       ========
      --------------------------------------------------------------------------

(7)   Forward Foreign Currency Contracts:

      The Fund enters into forward foreign currency exchange contracts as a hedge against portfolio positions and in connection with portfolio purchases and sales of securities denominated in foreign currency. Such contracts, which protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss


           March 31, 2001 (33) Mercury Target Select Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONCLUDED)

      due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

      There were no forward foreign currency contracts outstanding at March 31, 2001.

(8)   Concentration of Risk:

      The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

(9)   Shareholder Voting Results & Reorganization:

      On October 19, 2000, the shareholders of the TIP Target Select Equity Fund (the "Fund") approved a tax-free reorganization under which all of the assets and liabilities of the Portfolio will be transferred to the Alpha Select Funds Target Select Equity Fund. The results of the voting were as follows:

      FOR        120,167   95.50% of shares voted   57.95% of shares outstanding

      AGAINST    1,814     1.44% of shares voted    0.87% of shares outstanding

      ABSTAIN    3,847     3.05% of shares voted    1.85% of shares outstanding

      On November 1, 2000, the Fund acquired all the assets and liabilities of the TIP Funds' TIP Target Select Equity Fund.


           March 31, 2001 (34) Mercury Target Select Equity Fund, Inc.

[LOGO] Merrill Lynch Investment Managers

 INSTITUTIONAL       PRIVATE         MUTUAL        DEFINED        ALTERNATIVE
ASSET MANAGEMENT    INVESTORS         FUNDS       INVESTMENTS     INVESTMENTS

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Target Select Equity Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

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